SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rate	1.1193	1.1798	1.1273
Closing rate	1.1234	1.1450	1.1993
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rate	1.1121	1.1546	1.1103
Closing rate	1.0854	1.1269	1.1702
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rate	25.6698	25.6452	26.3151
Closing rate	25.4080	25.7240	25.5349